Overview of consolidation scope (Tables)	12 Months Ended
Dec. 31, 2025
Overview of consolidation scope
Schedule of financial interest in subsidiaries

Company name	Registration number	Location	Financial interest (%)
AgomAb Therapeutics NV	674527310	Antwerp, Belgium	Parent
Agomab Spain S.L.U.	B32478414	Fonte Díaz-A Coruña, Spain	100%
Agomab US Inc.	99-332612	Delaware, USA	100%